Financial instruments and risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Foreign Market [Member] | A Minus [Member] | Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	R$ 891
Counterparty Risk [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	11,710	R$ 16,606
Other financial assets with no risk assessment	156	212
Financial assets without risk classification	156	212
Financial assets	11,866	16,818
Counterparty Risk [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	5,921	12,138
Counterparty Risk [Member] | AA Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	632	153
Counterparty Risk [Member] | AA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	97	190
Counterparty Risk [Member] | AA Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	27	125
Counterparty Risk [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	3,610	2,849
Counterparty Risk [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	531	910
Counterparty Risk [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	891	240
Counterparty Risk [Member] | BBB [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		1
Counterparty Risk [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	2,925	5,363
Other financial assets with no risk assessment	156	212
Financial assets without risk classification	156	212
Financial assets	3,081	5,575
Counterparty Risk [Member] | Domestic Market [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	1,810	4,656
Counterparty Risk [Member] | Domestic Market [Member] | AA Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	632	153
Counterparty Risk [Member] | Domestic Market [Member] | AA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	65	190
Counterparty Risk [Member] | Domestic Market [Member] | AA Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	27	125
Counterparty Risk [Member] | Domestic Market [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	6
Counterparty Risk [Member] | Domestic Market [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	385	232
Counterparty Risk [Member] | Domestic Market [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		7
Counterparty Risk [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	8,785	11,243
Financial assets	8,785	11,243
Counterparty Risk [Member] | Foreign Market [Member] | AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	4,111	7,482
Counterparty Risk [Member] | Foreign Market [Member] | AA [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	32
Counterparty Risk [Member] | Foreign Market [Member] | A Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	3,604	2,849
Counterparty Risk [Member] | Foreign Market [Member] | A [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification	R$ 147	678
Counterparty Risk [Member] | Foreign Market [Member] | A Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		233
Counterparty Risk [Member] | Foreign Market [Member] | BBB [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk classification		R$ 1